Financial Assets and Liabilities - Schedule of Financial assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]	Dec. 31, 2022	Dec. 31, 2021
Financial assets by category
Cash and cash equivalents	€ 559,543	€ 392,164	[1]	€ 444,767		€ 444,767	€ 446,267
Total financial assets	729,787	439,222
Classified in the statement of financial position
Non-current assets	2,317	2,127
Current assets	727,470	437,095
Financial liabilities by category
Convertible senior notes		407,100
Lease liabilities	93,030	98,793
Derivative liabilities	150,670	143,296
Total financial liabilities	1,103,991	882,127
Classified in the statement of financial position
Non-current liabilities	365,080	222,996
Current liabilities	738,911	659,131
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	458,207	407,095
Royalty funding	305,379	138,377
Lease liabilities	93,030	98,793
Trade payables and accrued expenses	96,394	94,566
Other liabilities (excluding indirect tax and employee related payables)	311
Financial liabilities measured at amortized cost	953,321	738,831
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	150,670	143,296
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables from associate	166,280	35,874
Other receivables (excluding indirect tax receivables)	3,964	3,909
Marketable Securities	0	7,275
Cash and cash equivalents	559,543	392,164
Financial assets measured at amortized cost	€ 729,787	€ 439,222

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.